DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM MUNCIPAL BOND INVESTMENTS - 92.5%

	Arizona - 2.6%
$1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	$1,007,387
1,125	Salt River Proj. Agric. Impt. & Pwr.
	Dist. Rev.,
	5.00%, 1/01/30	1,237,613

		2,245,000

	Arkansas - 0.6%
505	Bentonville Sales & Use Tax Rev.,
	5.00%, 11/01/26	522,482

	California - 1.6%
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	328,770
1,000	California St. Gen. Oblig.,
	5.00%, 8/01/28	1,074,296

		1,403,066

	Colorado - 7.5%
1,000	Boulder Larimer & Weld Cntys., Saint Vrain
	Vly. Sch. Dist. RE-1J, Gen. Oblig.,
	5.00%, 12/15/34	1,161,669
1,000	Denver City and Cnty. Arpt. Rev.,
	5.50%, 11/15/30	1,102,395
1,795	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	1,884,697
1,000	Regl. Transprtn. Dist. (Colorado) COP,
	5.00%, 6/01/26	1,029,630
1,200	Regl. Transprtn. Dist. (Colorado),
	Denver Transit Partners Eagle P3 Proj. Rev.,
	5.00%, 1/15/28	1,251,852

		6,430,243

	Connecticut - 5.4%
500	Connecticut St. Gen. Oblig.,
	5.00%, 1/15/26	510,825
1,085	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/31	1,218,680

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

$935	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	$984,838
1,415	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale Univ.,
	5.00%, 7/01/40
	(Mandatory put 2/01/28)	1,506,898
390	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	351,675

		4,572,916

	Florida - 10.1%
2,000	Alachua Cnty. Hsg. Fin. Auth. Rev.,
	Harbor Cove Apartments,
	3.30%, 12/01/29
	(Mandatory put 6/01/27)	1,999,037
1,020	Florida St. Atlantic Univ. Fin. Corp.
	Capital Impt. Rev.,
	5.00%, 7/01/25	1,028,613
500	Marion Cnty. Sch. Brd. COP,
	5.00%, 6/01/27, AGM	522,410
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,080,230
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	502,570
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45
	Refunded 4/01/25 @ $100 (b)	1,254,047
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,244,507

		8,631,414

	Georgia - 1%
500	Georgia St. Gen. Oblig.,
	5.00%, 2/01/28	521,444
300	Upper Oconee Basin Wtr. Auth. Rev.,
	5.00%, 7/01/29	326,611

		848,055

	Illinois - 8%
500	Chicago Multi-Family Hsg. Rev.,
	Paul G. Stewart (Phases I and II),
	4.90%, 3/20/44, FHA	500,005

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	$257,121
665	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	697,937
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	258,486
1,405	Cook Cnty. Sales Tax Rev.,
	5.00%, 11/15/32	1,575,768
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	170,838
160	Illinois St. Gen. Oblig.,
	5.00%, 11/01/26	164,978
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,034,944
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,187,186

		6,847,263

	Kentucky - 5.6%
530	Kenton Cnty. Arpt. Brd. Rev.,
	5.00%, 1/01/27	539,064
3,180	Kentucky St. Tpk. Auth.,
	Econ. Dev. Road Rev.,
	5.00%, 7/01/26	3,275,813
1,000	Rural Wtr. Financing Agy. Public Projs. Rev.,
	City of Millington, Tenn.,
	3.70%, 5/01/27	1,002,543

		4,817,420

	Louisiana - 2.6%
2,000	Louisiana St. Gen. Oblig.,
	5.00%, 12/01/29	2,191,468

	Maine - 0.8%
725	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	725,911

	Massachusetts - 0.3%
250	Massachusetts Bay Transprtn. Auth. Rev.,
	5.00%, 7/01/27	263,920

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Michigan - 4.3%
$1,055	Great Lakes Wtr. Auth.,
	Wtr. Supply Sys. Rev.,
	5.00%, 7/01/28	$1,083,042
550	Michigan St. Fin. Auth. Rev.,
	Corewell Hlth.,
	5.00%, 11/01/44	554,094
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	543,889
1,500	Wayne Cnty. Arpt. Auth. Rev.,
	5.00%, 12/01/45	1,505,916

		3,686,941

	Minnesota - 0.2%
200	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	147,189

	Nebraska - 2.4%
1,925	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,024,958

	New Jersey - 4.7%
820	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	5.00%, 6/01/26	844,455
295	New Jersey St. COVID-19 Gen. Oblig.
	Emergency Bonds,
	4.00%, 6/01/31	312,269
2,500	New Jersey St. Transprtn. Trust Fund Auth.
	Rev.,
	5.00%, 6/15/33	2,835,738

		3,992,462

	New York - 5.2%
500	New York City Transitional Fin. Auth. Rev.,
	5.00%, 11/01/27	530,346
750	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/28	801,657
2,035	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31
	Refunded 3/15/25 @ $100 (b)	2,040,513

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

$500	New York St. Dorm. Auth. Rev.,
	5.00%, 10/01/26, AGM	$519,156
500	New York St. Dorm. Auth. Rev.,
	5.00%, 10/01/36, AGM	556,906

		4,448,578

	North Carolina - 0.7%
625	Raleigh-Durham Arpt. Auth. Rev.,
	5.00%, 05/01/26	627,962

	North Dakota - 2%
1,550	Bismarck Gen. Oblig.,
	5.00%, 5/01/30	1,698,496

	Oklahoma - 5.4%
1,345	Creek Cnty. Edl. Facs. Auth. Rev.,
	5.00%, 9/01/25, BAM	1,360,443
2,000	Oklahoma St. Capitol Impt. Auth.,
	St. Facs. Rev.,
	5.00%, 7/01/26	2,058,857
1,200	Oklahoma St. Wtr. Resources Brd.,
	Revolving Fund Rev.,
	5.00%, 4/01/26	1,231,084

		4,650,384

	Pennsylvania - 3.2%
1,000	Pennsylvania St. Gen. Oblig.,
	5.00%, 8/15/28	1,073,198
315	Pittsburgh Gen. Oblig.,
	5.00%, 9/01/26	325,534
400	York Cnty. Gen. Oblig.,
	5.00%, 6/01/30	441,093
375	York Cnty. Gen. Oblig.,
	5.00%, 6/01/31	419,555
400	York Cnty. Gen. Oblig.,
	5.00%, 6/01/32	451,520

		2,710,900

	Rhode Island - 2.5%
400	Providence Public Bldgs. Auth. Rev.,
	5.00%, 9/15/28, AGC	424,497
1,500	Rhode Island Commerce Corp. Rev.,
	Grant Anticipation Bonds,
	5.00%, 5/15/32	1,681,972

		2,106,469

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

	South Carolina - 0.4%
$350	South Carolina Public Svce. Auth. Rev.,
	5.00%, 12/01/28	$373,936

	Tennessee - 2.5%
1,000	Memphis-Shelby Cnty. Arpt. Auth. Rev.,
	5.00%, 7/01/26	1,028,822
1,000	Met. Govt. of Nashville and Davidson Cnty.
	Elec. Rev.,
	5.00%, 5/15/28	1,069,854

		2,098,676

	Texas - 10.5%
350	Arlington Hgr. Ed. Fin. Corp. Ed. Rev.,
	Trinity Basin Preparatory Inc.,
	5.00%, 8/15/26, PSF	361,420
600	Bexar Cnty. Hosp. Dist. Gen. Oblig.,
	5.00%, 2/15/25	600,412
540	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/25	540,927
340	Fort Bend Cnty. Pub. Fac. Corp. Lease Rev.,
	5.00%, 3/01/26	347,734
1,250	Grand Pkwy. Transprtn. Corp. Rev.,
	5.00%, 10/01/52
	(Mandatory put 4/01/28)	1,315,063
1,000	Midland Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/50, PSF	1,024,518
735	New Braunfels Utility Sys. Rev.,
	5.00%, 7/01/28	783,906
1,505	North Texas Twy. Auth. Rev.,
	7.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	1,813,829
1,500	Texas St. Gen. Oblig.,
	5.00%, 10/01/30	1,666,511
500	Texas St. Transprtn. Commission Rev.,
	Central Texas Turnpike Sys.,
	5.00%, 8/15/31	556,074

		9,010,394

	Washington - 1.5%
1,260	Port of Seattle Rev.,
	5.00%, 5/01/32	1,291,718

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Wisconsin - 0.9%
$250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	$244,353
495	Wisconsin St. Pub. Fin. Auth.,
	Tax-Exempt Pooled Secs. Rev.,
	4.00%, 8/01/59
	(Mandatory put 7/01/26)	495,187

		739,540

	Total Long-Term Investments
	(Cost $79,314,707)	$79,107,761

	SHORT-TERM MUNICIPAL BOND INVESTMENTS - 1.2%

	New Jersey - 1.2%
1,000	Gloucester Cnty. Impt. Auth. Rev.,
	Rowan Univ.,
	4.00%, 2/27/25	1,000,412

	Total Short-Term Investments
	(Cost $1,000,000)	$1,000,412

	TOTAL INVESTMENTS - 93.7%
	(Cost $80,314,707)	$80,108,173
	Other assets less liabilities - 6.3%	5,388,984

	NET ASSETS - 100%	$85,497,157

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME 2028 TERM FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2025

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGC - Assured Guaranty Inc.*

AGM - Assured Guaranty Municipal Corp.*

BAM - Build America Mutual Assurance Company*

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and refunded issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risks, etc.)

Level 3 – significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2025:

Level 2
Municipal bonds	$80,108,173

There were no Level 1 or Level 3 priced securities held at January 31, 2025 and there were no transfers into or out of Level 3 related to securities held at January 31, 2025.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.